Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) shares in Millions, $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($) shares
Long Term Incentive Stock Option Plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	1.4
Share-based compensation grant date fair value | $	$ 2.0
Phantom Shares [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares lock up period A	P5Y
Phantom shares lock up period B	P10Y
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value | $	$ 51.0
Restricted Stock Units [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	3.8
Share-based compensation grant date fair value | $	$ 15.3
Deferred stock unit plan [member] | Ambev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	0.0